REVENUE - NARRATIVE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Weighted average duration of defined benefit obligation	5 years 1 month 6 days	5 years 3 months 18 days	6 years 2 months 12 days
Bottom of range
IfrsStatementLineItems [Line Items]
Operating leases term	5 years
Top of range
IfrsStatementLineItems [Line Items]
Operating leases term	10 years